Calvert  Social  Investment  Fund
Technology  Portfolio
Prospectus

October  31,  2000

PROSPECTUS
October  31,  2000
CALVERT  SOCIAL  INVESTMENT  FUND  -  TECHNOLOGY  PORTFOLIO





About  the  Fund
2     Investment  Objective  and  Strategy
3     Fees  and  Expenses
5     Investment  Practices  and  Risks
9     Investment  Selection Process and Socially Responsible Investment Criteria
11     Shareholder  Advocacy  and  Social  Responsibility

About  Your  Investment
12     About  Calvert
12     Advisory  Fees
13     How  to  Buy  Shares
13     Getting  Started
13     Choosing  a  Share  Class
16     Calculation  of  CDSC/Waiver
17     Distribution  and  Service  Fees
17     Account  Application
18     Important  -  How  Shares  are  Priced
18     When  Your  Account  Will  be  Credited
19     Other  Calvert  Group  Features
     (Exchanges,  Minimum  Account  Balance,  etc.)
21     Dividends,  Capital  Gains  and  Taxes
23     How  to  Sell  Shares
25     Exhibit  A-  Reduced  Sales  Charges  (Class  A)
27     Exhibit  B-  Service  Fees  and
     Other  Arrangements  with  Dealers







These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Objective
Calvert Social Investment Fund Technology Portfolio seeks growth of capital through investment in stocks in companies involved in the development, advancement, and use of technology.

Principal  Investment  Strategies
The Fund invests primarily in stocks of companies that develop new technologies and that may experience exceptional growth in sales and earnings driven by technology-related products and services. These companies may include companies that develop, produce or distribute products or services in the computer, semiconductors, electronics, communications, healthcare and biotechnology sectors.

The Fund will invest at least 65% of its assets in the stocks of U.S. and non-U.S. companies principally engaged in research, development, and manufacture of technology and in the stocks of companies that should benefit from the commercialization of technological advances. The Fund may also invest up to 10% in private equity (the investments are generally venture capital investments in small untried enterprises that are not traded on a public exchange) and short at least 10% of the net asset value.

The goal of the investment selection process is to identify candidates for investment that are growth companies with superior earnings prospects, reasonable valuations, and favorable trading volume and price patterns. The process is based on one philosophy: earnings expectations drive stock prices. The Fund invests in companies with strong earnings prospects that the advisor expects to produce gains over time. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. The Fund buys companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Security selection is the primary means of adding investment value. The Fund uses an active trading strategy which may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you, the shareholder, at the ordinary income tax rate.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.

Principal  Risks
The Fund is designed for long-term investors who are willing to accept above-average risk and volatility in order to seek a higher rate of return over time. You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

- The technology sector involves special risks, such as the faster rate of change and obsolescence of technological advances, and has been among the most volatile sectors of the stock market. The Fund's share price is likely to be more volatile than other funds that do not concentrate in one market sector.
-     The  individual  stocks  in  the  Fund do not perform as well as expected.
- The Fund is subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole.
- The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have a positive or negative impact on the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(No performance results are shown for the Fund since it has been in existence for less than one calendar year.)


FEES  AND  EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
                                     Class  A       Class  B     Class  C
Shareholder  fees
(paid  directly  from  your  account)

Maximum  sales  charge  (load)
imposed  on  purchases                  4.75%          None         None
(as  a  percentage  of  offering  price)

Maximum  deferred  sales  charge  (load)
(as  a percentage of purchase or        None2         5.00% 3    1.00%4
redemption  proceeds,  whichever  is  lower)

Annual  fund  operating  expenses1
(deducted  from  Fund  assets)

Management  fees                         1.50%         1.50%       1.50%

Distribution and service (12b-1) fees     .25%         1.00%       1.00%

Other  expenses                           .67%          .96%        .96%

Total annual fund operating expenses     2.42%         3.46%       3.46%

Fee waiver and/or expense reimbursement5  .32%          .36%        .36%

Net  expenses                            2.10%         3.10%       3.10%

Notes  to  Fees  and  Expenses  Table
1 Expenses are based on estimates for the Fund's current fiscal year. Management fees include the Subadvisory fees paid by the Advisor, Calvert
Asset  Management Company ("CAMCO" or "Calvert") to the Subadvisor,          and
the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of CAMCO.
2 Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 1% contingent deferred sales charge on shares redeemed within 1 year of purchase.
     (See  "How  to  Buy  Shares"  -  Class  A.)
3 A contingent deferred sales charge is imposed on the proceeds of Class B shares redeemed within 6 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second and third year, 3% in the fourth year, 2% in the fifth year, and 1% in the sixth year. There is no charge on redemptions of Class B shares held for more than six years. See "Calculation of Contingent Deferred Sales Charge."
4     A  contingent  deferred  sales  charge of 1% is imposed on the proceeds of
     Class C shares redeemed within one year. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less. See
"Calculation  of  Contingent  Deferred  Sales  Charge."
5 CAMCO has agreed to limit annual fund operating expenses (net of any expense offset arrangements) through January 31, 2002. The contractual expense cap is shown as "Net expenses," this is the maximum amount of operating expenses that may be charged to the Fund through January 31, 2002. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, taxes and capital items. The Fund has an offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

-     You  invest  $10,000  in  the  Fund  for  the  time  periods  indicated;
-     Your  investment  has  a  5%  return  each  year;  and
-     The  Fund's  operating  expenses  remain  the  same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Class               Number  of  Years  Investment  is  Held

                         1  Year     3  Years
A  (no  redemption)       $678      $1,165
B  (with  redemption)     813        1,429
B  (no  redemption)       313        1,029
C  (with  redemption)     413        1,029
C  (no  redemption)       313        1,029

Investment  Practices  and  Related  Risks
On the following pages are brief descriptions of the principal investments and techniques, summarized earlier, along with certain additional investment techniques and their risks. For each of the investment practices listed,we show the principal types of risk involved. (See the following pages for a description of the types of risks).

Investment  Practices

Stocks in General. The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the technology sector stocks will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks:
Market.

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase your tax liability. Risks: Opportunity, Market, Transaction and Tax.

Temporary  Defensive  Positions.
During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive positions, the Fund may not be able to achieve its investment objective Risks:
Opportunity.

Conventional  Securities

Foreign Securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. Risks: Market, Currency, Transaction, Liquidity, Information and Political.

Small Cap Stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds. Such investments are permitted, but not typically used.
Risks:  Credit,  Market,  Interest  Rate,  Liquidity  and  Information.

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research.
Risks:  Credit,  Market,  Interest  Rate,  Liquidity  and  Information.

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.

Initial Public Offerings ("IPOs"). IPOs are newly issued securities that may have volatile prices due to speculation and the lack of any established long term price history. Accordingly, IPOs and other volatile investments may magnify the performance impact when the Fund assets are small or when the Fund contains a significant amount of such investments. Currently, there is no limit on the amount of IPOs that may be purchased by the Fund provided such purchases are within the Portfolio's stated objectives and guidelines. Portfolio performance driven by IPO purchases may not continue if assets grow or IPO Portfolio trading changes. Risks: Market.

Leveraged  derivative  instruments

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks:
Currency,  Leverage,  Correlation,  Liquidity  and  Opportunity.

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Funds will write call options only if they already own the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks:
Interest  Rate,  Currency,  Market,  Leverage,  Correlation,  Liquidity  and
Opportunity.

High  Social  Impact  Investments
High Social Impact Investments is a program that targets a percentage of the Fund's assets (up to 1%) to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. The Fund may engage in this program upon reaching $50 million in assets. These types of investments offer a rate of return below the then-prevailing market rate, and are considered illiquid, unrated and may be deemed below-investment grade. They also involve a greater risk of default or price decline than investment grade securities. However, they have significant social return by making a difference in our local communities. High Social Impact Investments are valued under the direction and control of the Fund's Board.

The Fund has received an exemptive order to permit it to invest those assets allocated for investment in High Social Impact Investments through the purchase of Community Investment Notes from the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from Calvert Group, organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. The Calvert Social Investment Foundation has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets directly in non-profit or not-for-profit community development organizations and community development banks that focus on low income housing, economic development and business development in urban and rural communities.

Special  Equities
The Fund has a Special Equities investment program that allows the Fund to promote especially promising approaches to social goals through privately placed investments. The investments are generally venture capital investments in small, untried enterprises. The Special Equities Committee of the Fund's Board identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk - they are subject to liquidity, information, and, if a debt investment, credit risk. Special Equities are valued under the direction and control of the Fund's Board.

The Fund has additional investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, and reverse repurchase agreements, and securities lending.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI ").

Types  of  Investment  Risk

Correlation  risk
This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit  risk
The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency  risk
Currency risk occurs when a Fund buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values and currency controls imposed by foreign markets can cause investment losses when a Fund's investments are converted to U.S. dollars.

Information  risk
The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest  rate  risk
The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage  risk
The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity  risk
The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management  risk
The risk that a Fund's portfolio management practices might not work to achieve their desired result.

Market  risk
The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity  risk
The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political  risk
The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Transaction  risk
The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Volatility  risk
The risk that the value of a security will increase or decrease greatly within a short period of time.

Investment  Selection  Process
Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness (a potential company's ability to realize and grow earnings) and social criteria.

Potential investments for the Fund are first selected for financial soundness and then evaluated according to the Fund's social criteria. To the greatest extent possible, the Fund seeks to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria. Investments for the Fund must meet the minimum standards for all its financial and social criteria.

Although the Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, CAMCO and the Subadvisor of the Fund believe there are sufficient investment opportunities to permit full investment among issuers which satisfy the Fund's investment and social objectives.

The selection of an investment by the Fund does not constitute endorsement or validation by the Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially  Responsible  Investment  Criteria
The Fund invests in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. In addition, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations. Those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs. By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

The Fund has developed social investment criteria, detailed below. These criteria represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by CAMCO and the Subadvisor. All social criteria may be changed by the Board of Trustees without shareholder approval.

The  Fund  seeks  to  invest  in  companies  that:

- Deliver safe products and services in ways that sustain our natural environment. For example, the Fund looks for companies that produce energy from renewable resources, while avoiding consistent polluters.

- Manage with participation throughout the organization in defining and achieving objectives. For example, the Fund looks for companies that offer employee stock ownership or profit-sharing plans.

- Negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the EEOC, and provide opportunities for women, disadvantaged minorities, and others for whom equal opportunities have often been denied. For example, the Fund considers both unionized and non-union firms with good labor relations.

- Foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreates a context within which these goals can be realized. For example, the Fund looks for companies with an above average commitment to community affairs and charitable giving.


The Fund will not invest in companies that the Advisor determines to be significantly engaged in:


-     Business  activities  in  support  of  repressive  regimes
-     Production,  or  the  manufacture  of equipment, to produce nuclear energy
-     Manufacture  of  weapon  systems
-     Manufacture  of  alcoholic  beverages  or  tobacco  products
-     Operation  of  gambling  casinos
- A pattern and practice of violating the rights of indigenous people. We urge companies to end negative stereotypes of Native Americans and other indigenous peoples. For example, the Fund objects to the unauthorized use of names and images that portray Native Americans in a negative light, and supports the promotion of positive portrayals of all individuals and ethnic groups.


With respect to U.S. government securities, the Fund invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further or are compatible with the Fund's social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.







Shareholder  Advocacy  and  Social  Responsibility
Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. We seek to positively influence corporate behavior through the Fund's role as shareholder by pushing companies toward higher standards of social and environmental responsibility. Our activities may include but are not limited to:

Dialogue  with  companies
We regularly initiate dialogue with management as part of our social research process. After we've become a shareholder, we often continue our dialogue with management through phone calls, letters and in-person meetings. Through our interaction, we learn about management's successes and challenges and press for improvement on issues of concern.

Proxy  voting
As a shareholder in our various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and social responsibility at annual stockholder meetings. We take our voting responsibility seriously and vote all proxies consistent with the financial and social objectives of the Fund.

Shareholder  resolutions
Calvert proposes resolutions on a variety of social issues. We file shareholder resolutions when our dialogue with corporate management proves unsuccessful to encourage a company to take action. In most cases, our efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of our shareholder resolutions resulted in the company's first-ever disclosure of its equal employment policies, programs and workforce demographics.

About  Calvert
Calvert Asset Management Company, Inc. (4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814) ("CAMCO" or "Calvert") is the Fund's investment advisor. Calvert provides the Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Trustees who are employees of Calvert. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 1999, Calvert had over $6.5 billion in assets under management.

Subadvisor
Turner Investment Partners, Inc. (1235 Westlakes Drive, Berwyn, Pennsylvania 19312) has managed the Portfolio since inception. It uses a disciplined approach to investing in growth stocks based on the premise that earnings expectations drive stock prices.

Bob Turner is the founder, chairman, and chief investment officer of Turner Investment Partners. He heads the Fund's portfolio management team. A Chartered Financial Analyst, he was previously senior investment manager with Meridian Investment Company.

 The Fund has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Trustees, to enter into and materially amend contracts with the Fund's Subadvisors without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory  Fees
The Fund's advisory agreement provides for the Fund to pay CAMCO a fee of 1.25% of the Fund's average daily net assets.

HOW  TO  BUY  SHARES

Getting  Started  -  Before  You  Open  an  Account
You  have  a  few decisions to make before you open an account in a mutual fund.

First,  decide  which  fund  or  funds  best  suits  your  needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional, Education and Roth IRAs, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, 403(b)(7) accounts, and several other types of accounts. Minimum investments are lower for the retirement plans.

Then  decide  which  class  of  shares  is  best  for  you.

You  should  make  this  decision  carefully,  based  on:
-  the  amount  you  wish  to  invest;
-  the  length  of  time  you  plan  to  keep  the  investment;  and
-  the  Class  expenses.

Choosing  a  Share  Class

This prospectus offers three different Classes (Class A, B, or C) of the Fund. The chart on the following page shows the difference in the Classes and the general types of investors who may be interested in each Class.

Class  A:
Front-End  Sales
Charge

For all investors, particularly those investing a substantial amount who plan to hold the shares for a long period of time.


Sales charge on each purchase of 4.75% or less, depending on the amount you invest.




Class  A  shares  have  an  annual  12b-1  fee  of  up  to  0.25%.

Class  A  shares  have  lower  annual  expenses  due  to  a  lower  12b-1  fee.


Purchases of Class A shares at NAV for accounts with $1,000,000 or more will be subject to a 1.0% deferred sales charge for 1 year.
Class  B:
Deferred  Sales
Charge  for  6  years

For investors who plan to hold the shares at least 6 years. The expenses of this class are higher than Class A, because of the 12b-1 fee.


No sales charge on each purchase, but if you sell your shares within 6 years, you will pay a deferred sales charge of 5% or less on shares you sell.

Class  B  shares  have  an  annual  12b-1  fee  of  1.00%.

Your shares will automatically convert to Class A shares after 8 years, reducing your future annual expenses.

If you are investing more than $250,000, you should consider investing in Class A or C.
Class  C:
Deferred  Sales
Charge  for  1  year

For investors who are investing for at least one year, but less than six years. The expenses of this Class are higher than Class A, because of the 12b-1 fee.

No sales charge on each purchase, but if you sell shares within 1 year, then you will pay a deferred sales charge of 1% at that time.


Class  C  shares  have  an  annual  12b-1  fee  of  1.00%.

Class C shares have higher annual expenses than Class A and there is no automatic conversion to Class A.

If  you  are  investing  more  than  $1,000,000,  you  should invest in Class A.

Class  A
If you choose Class A, you will pay a sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" means the NAV per share plus the front-end sales charge. If you invest more, the percentage rate of the sales charge will be lower. For example, if you invest more than $50,000, or if your cumulative purchases or the value in your account is more than $50,000,4 then the sales charge is reduced to 3.75%.

Your  investment  in                 Sales  Charge  %    %  of  Amt.
Class  A  shares     of              offering  price     Invested
Less  than  $50,000                           4.75%       4.99%
$50,000  but  less  than  $100,000            3.75%       3.90%
$100,000  but  less  than  $250,000           2.75%       2.83%
$250,000  but  less  than  $500,000           1.75%       1.78%
$500,000  but  less  than  $1,000,000         1.00%       1.01%
$1,000,000  and  over                          None*       None*

4 This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the higher of cost or current value of shares you have previously purchased in Calvert Group Funds that impose sales charges. This automatically applies to your account for each new purchase of Class A shares.

* Purchases of Class A shares at NAV for accounts with $1,000,000 or more are subject to a one year CDSC of 1.00%. See the "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges."

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of registered investment advisers. For details on these and other purchases that may qualify for a reduced sales charge, see Exhibit A.

Class  B
If you choose Class B, there is no front-end sales charge like Class A, but if you sell the shares within the first 6 years, you will have to pay a "contingent deferred" sales charge ("CDSC"). Keep in mind that the longer you hold the shares, the less you will have to pay in deferred sales charges.

Time  Since  Purchase            CDSC  %
1st  year                             5%
2nd  year                             4%
3rd  year                             4%
4th  year                             3%
5th  year                             2%
6th  year                             1%
After  6  years                None

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges The CDSC will not be charged on shares you received as dividends or from capital gains distributions or on any capital appreciation (gain in the value) of shares that are sold.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The  CDSC  on  Class  B  Shares  will  be waived in the following circumstances:

- Redemption upon the death or disability of the shareholder, plan participant, or beneficiary.1
- Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older.2
- The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal
Revenue  Code.
- Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees/Directors.
- A single annual withdrawal under a systematic withdrawal plan of up to 10% of the shareholder's account balance.3

1 "Disability" means a total disability as evidenced by a determination by the federal Social Security Administration.
2 The maximum amount subject to this waiver is based only upon the shareholder's Calvert Group retirement accounts.
3 This systematic withdrawal plan requires a minimum account balance of $50,000 to be established.

Class  C
If you choose Class C, there is no front-end sales charge like Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Class C may be a good choice for you if you plan to buy shares and hold them for at least 1 year, but not more than five or six years.

Distribution  and  Service  Fees
The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see Exhibit B for more service fee information.

The table below shows the maximum annual percentage payable under the distribution plan. The fees are based on average daily net assets of the particular Class.

          Maximum  Payable  under  Plan

     Class  A          Class  B          Class  C
      0.25%            1.00%             1.00%


NEXT  STEP  -  ACCOUNT  APPLICATION

Complete and sign an application for each new account. Please specify which class you wish to purchase. For more information, contact your financial professional or our sales department at 800-368-2748.


Minimum  To  Open  an  Account                   Minimum  additional investments
-$2,000                                                             $250

Please  make  your  check  payable
to  the  Fund  and  mail  it  to  Calvert's  transfer  agent  at:

     New  Accounts               Subsequent  Investments
     (include  application):    (include  investment  slip):
     Calvert  Group               Calvert  Group
     P.O.  Box  219544          P.O.  Box  219739
     Kansas,  City  MO          Kansas  City,  MO
     64121-9544          64121-9739

     By  Registered,                Calvert  Group
     Certified,  or                     c/o  NFDS,
     Overnight  Mail                330  West  9th  St.
     Kansas  City,  MO  64105-1807

IMPORTANT  -  HOW  SHARES  ARE  PRICED
The price of shares is based on the Fund's net asset value ("NAV"). NAV is computed by adding the value of the Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. The NAV of each class will be different, depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Trustees believes accurately reflects fair value.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). The Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but purchases cannot be received because the banks and post offices are closed.

The Fund may hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. The Fund does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
Your purchase will be processed at the NAV next calculated after your order is received by the transfer agent in Kansas City, MO (see addresses on preceding page). All of your purchases must be made in US dollars and indicate the Fund and Class. No cash will be accepted or third party checks will be accepted. No credit card or credit loan checks will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than $250 minimum for subsequent investments will be charged a fee of $5 payable to the Fund. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

OTHER  CALVERT  GROUP  FEATURES

Calvert  Information  Network
For 24 hour performance and account information call 800-368-2745 or visit www.calvert.com
You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Account  Services
By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

Calvert  Money  Controller
Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares may be subject to a hold of up to 10 business days before redemption requests will be honored. Transaction requests must be received by 4 p.m. ET to receive that day's price. You may request this service on your initial account application. Calvert Money Controller transactions returned by your bank will incur a $25 charge.

Telephone  Transactions
You may purchase, redeem, exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions and established bank instructions on your account, when opened or at a later date by a signature guaranteed letter . You receive telephone privileges automatically when you open your account unless you instruct us otherwise in writing While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Calvert will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any confirmations or account statements that we send you. Make sure to contact Calvert immediately about any transaction you believe to be unauthorized.

We reserve the right to refuse a telephone redemption if the caller is unable to provide:

-     The  account  number.
-     The  name  and  address  exactly  as  registered  on  the  account.
- The primary Social Security or employer identification number as registered on the account.

Please note that Calvert will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.

Exchanges
Calvert Group offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one Calvert mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.


Before  you  make  an  exchange,  please  note  the  following:
Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares  may  only  be  exchanged for shares of the same class of another Calvert
Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Bank Holidays: On any day Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day) exchange requests into or out of a money market fund will be priced at the next determined NAV, but will not receive any dividend in the money market fund until the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, each Fund and the distributor may reject any order considered to be market-timing activity (the purchase and sale of securities based on short-term price patterns as well as on asset values).

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Electronic  Delivery  of  Prospectuses  and  Shareholder  Reports
You may request to receive electronic delivery of prospectuses and annual and semi annual reports.

Combined  General  Mailings  (Householding)
Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. You may request further grouping of accounts to receive fewer mailings. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special  Services  and  Charges
The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services. If you are purchasing shares through a program of services offered by a broker/dealer or financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a financial intermediary.

Minimum  Account  Balance
Please maintain a balance in each of your Fund accounts of at least $1,000 per class. If the balance in your account falls below the minimum during a month, your account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum (for any reason, including a decline in the value of the Fund's shares), and will be closed if the balance is not brought up to the required minimum within 30 days.

To protect investors, the Fund may reject certain small retirement plan accounts where the accounting and transaction expenses would be a burden to other Fund shareholders.

DIVIDENDS,  CAPITAL  GAINS  AND  TAXES
The Fund pays dividends from its net investment income annually. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Dividend  payment  options
Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Group Fund may be automatically invested in the same share class of an identically registered account in the same share class of any other Calvert Group Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying  a  Dividend
At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date
("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal  Taxes
In January, the Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Fund will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other  Tax  Information
In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer  Identification  Number
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. Calvert Group reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW  TO  SELL  SHARES
You may redeem all or a portion of your shares on any day your Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase may be on hold for up to 10 business days from the date of receipt. During the hold period, redemptions proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Your shares will be redeemed at the NAV next calculated (less any applicable CDSC) after your redemption request is received by the transfer agent in good order (see below). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account by the second business day after your phone call. The Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By  Telephone
You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000. See "Other Calvert Group Features-Telephone Transactions."

Written  Requests
Calvert  Group,  P.O.  Box  219544,  Kansas  City,  MO  64121-9544
Your letter should include your account number and fund and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Systematic  Check  Redemptions
If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount sent to you on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the Contingent Deferred Sales Charge.

Corporations  and  Associations
Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts
Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through  your  Dealer
Your dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your dealer will be responsible for furnishing all necessary documentation to Calvert Group and may charge you for services provided.

Request  in  "Good  Order"
All redemption requests must be received by the transfer agent in "good order." This means that your request must include:

-     The  Fund  name  and  account  number
-     The  amount  of  the  transaction  (in  dollars  or  shares).
- Signatures of all owners exactly as registered on the account (for mail requests).
-     Signature  guarantees  (if  required).*
-     Any  supporting  legal  documentation  that  may  be  required.
-     Any  outstanding  certificates  representing  shares  to  be  redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the next determined share price after the transfer agent has received all required information.

EXHIBIT  A
REDUCED  SALES  CHARGES  (CLASS  A  ONLY)

You may qualify for a reduced sales charge through several purchase plans available. You must notify the Fund at the time of purchase to take advantage of the reduced sales charge.

Rights  of  Accumulation  can  be  applied  to  several  accounts
Class A sales charge breakpoints are automatically calculated for each account based on the higher of cost or current value of shares previously purchased. This privilege can be applied to a family group or other qualified group* upon request. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, based on the higher of cost or current value of shares previously purchased and currently held by all the members of the group.

*  A  "qualified  group"  is  one  which:
1.  has  been  in  existence  for  more  than  six  months,  and
2.  has  a  purpose  other  than  acquiring  shares  at  a  discount,  and
3. satisfies uniform criteria which enable CDI and brokers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or brokers distributing shares, must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or brokers. A pension plan is not a qualified group for rights of accumulation.

Letter  of  Intent
If you (or your group, as described above) plan to purchase $50,000 or more of Calvert Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases, instead of the higher 4.75% sales charge. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k) There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Internal Revenue Code of 1986, as amended ("Code"), or for a plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase, (i) Calvert Group has been notified in writing that the 403(b) or 401(k) plan has at least 200 eligible employees and is not sponsored by a K-12 school district, or (ii) the cost or current value of shares a 401(k) plan has in Calvert Group of Funds (except money market funds) is at least $1 million.

Neither the Fund, nor Calvert Distributors, Inc. ("CDI"), nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert Group. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Group Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

Other  Circumstances
There is no sales charge on shares of any Fund of the Calvert Group of Funds sold to (i) current or retired Directors, Trustees, or Officers of the Calvert Group of Funds, employees of Calvert Group, Ltd. and its affiliates, or their family members; (ii) CSIF Advisory Council Members, directors, officers, and employees of any subadvisor for the Calvert Group of Funds, employees of broker/dealers distributing the Fund's shares and immediate family members of the Council, subadvisor, or broker/dealer; (iii) Purchases made through a Registered Investment Advisor; (iv) Trust departments of banks or savings institutions for trust clients of such bank or institution, (v) Purchases through a broker maintaining an omnibus account with the Fund, provided the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or
(c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the I.R.C., and "rabbi trusts."

Dividends and Capital Gain Distributions from other Calvert Group Funds You may prearrange to have your dividends and capital gain distributions from any Calvert Group Fund automatically invested in another account with no additional sales charge.

Purchases  made  at  NAV
Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another Calvert Group Fund at no additional sales charge.

Reinstatement  Privilege
If you redeem shares and then within 60 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Fund reserves the right to modify or eliminate this privilege.

EXHIBIT  B
SERVICE  FEES  AND  ARRANGEMENTS  WITH  DEALERS

Calvert Distributors, Inc., the Fund's underwriter, pays dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, and a percentage of amount invested for Class B and C) when you purchase shares of non-money market funds. CDI also pays dealers an ongoing service fee while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The table below shows the amount of payment which differs depending on the Class.

Maximum  Commission/Service  Fees

          Class  A             Class  B*            Class  C**
          4.00%/0.25%          4.00%/0.25%          1.00%/1.00%

*Class  B  service  fees  begins  to  accrue  in  13th  month.
**Class C pays dealers a service fee of 0.25% and additional compensation of 0.75% for a total of 1.00%. Begins to accrue in 13th month.

Occasionally, CDI may reallow to dealers the full Class A front-end sales charge. CDI may also pay additional concessions, including non-cash promotional incentives, such as merchandise or trips, to brokers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Funds and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker's registered representatives, advertising or equipment, or to defray the expenses of sales contests. CAMCO, CDI, or their affiliates may pay, from their own resources, certain broker-dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates, and finder's fees. CDI pays dealers a finder's fee on Class A shares purchased at NAV in accounts with $1 million or more. The finder's fee is 1% of the purchase NAV amount on the first $2 million, 0.80% on $2 to $3 million, 0.50% on $3 to $50 million, 0.25% on $50 to $100 million, and 0.15% over $100 million. All payments will be in compliance with the rules of the National Association of Securities Dealers, Inc.

To  Open  an  Account:
800-368-2748

Performance  and  Prices:
Calvert  Information  Network
24  hours,  7  days  a  week
800-368-2745
www.calvert.com

Service  for  Existing  Accounts:
Shareholders  800-368-2745
Brokers  800-368-2746

TDD  for  Hearing-Impaired:
800-541-1524

Branch  Office:
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  Maryland  20814

Registered,  Certified  or
Overnight  Mail:
Calvert  Group
c/o  NFDS
330  West  9th  Street
Kansas  City,  MO  64105

Calvert  Group  Web-Site
Address:  http://www.calvert.com


PRINCIPAL  UNDERWRITER
Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  Maryland  20814

For investors who want more information about the Fund, the following documents will be available, once filed, free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Fund by contacting your broker, or the Fund at:

Calvert  Group
4550  Montgomery  Ave,  Suite  1000N
Bethesda,  Md.  20814

Telephone:  1-800-368-2745

Calvert  Group  Web-Site
Address:  http://www.calvert.com

You can review the Fund's report and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

For a fee, by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-0102, Telephone: 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov

Free  from  the  Commission's  Internet  website  at  http://www.sec.gov.

Investment  Company  Act  file:     no.  811-  3334

PROSPECTUS
October  31,  2000
Calvert  Social  Investment  Fund  -  Technology  Portfolio
Class  I  (Institutional)  Shares






TABLE  OF  CONTENTS

     About  the  Fund
          Investment  objective,  strategy                    1
          Fees  and  Expenses                                 1
          Investment  Practices  and  Related  Risks          2
          High  Social  Impact  Investments                   3
          Special  Equities                                   4
          Shareholder  Advocacy  and  Social  Responsibility  5
     About  Your  Investment
          Subadvisor                                          5
          Advisory  Fees                                      5
          How  to  Open  an  Account                          5
          Important  -  How  Shares  are  Priced              5
          When  Your  Account  Will  be  Credited             6
          Other  Calvert  Group  Features  (Exchanges,
            Minimum Account Balance, etc.)                    6
          Dividends,  Capital  Gains  and  Taxes              7
          How  to  Sell  Shares                               7




These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Objective
The Fund seeks growth of capital through investment in stocks in companies involved in the development, advancement, and use of technology.

Principal  investment  strategies
The Fund invests primarily in stocks of companies that develop new technologies and that may experience exceptional growth in sales and earnings driven by technology related products and services. These companies may include companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, heath care and biotechnology sectors.

The Fund will invest at least 65% of its assets in the stocks of U.S. and non-U.S. companies principally engaged in research, development, and manufacture of technology and in the stocks of companies that should benefit from the commercialization of technological advances. The Fund may also invest up to 10% in private equity (the investments are generally venture capital investments in small untried enterprises that are not traded on a public exchange) and short at least 10% of the net asset value.

The goal of the investment selection process is to identify candidates for investment that are growth companies with superior earnings prospects, reasonable valuations, and favorable trading volume and price patterns. The process is based on one philosophy: earnings expectations drive stock prices. The Fund invests in companies with strong earnings prospects that the Subadvisor expects to produce gains over time. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. The Fund buys companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Security selection is the primary means of adding investment value. The Fund uses an active trading strategy which may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you, the shareholder, at the ordinary income tax rate.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.

Principal  risks
The Fund is designed for long-term investors who are willing to accept above-average risk and volatility in order to seek a higher rate of return over time. You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

- The technology sector involves special risks, such as the faster rate of change and obsolescence of technological advances, and has been among the most volatile sectors of the stock market. The Fund's share price is likely to be more volatile than other funds that do not concentrate in one market sector.
-     The  stock  market  goes  down
-     The  individual  stocks  in  the  Fund  do not perform as well as expected
- The Fund is subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole
- The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(No performance results are shown for the Fund since it has been in existence for less than one calendar year.)

Fees  and  Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are deducted from Fund assets.


Annual  fund  operating  expenses1
(expenses  deducted  from  Fund  assets)
Management  fees                                1.30%
Distribution  and  service  (12b-1)  fees        none
Other  expenses                                  .09%
Total  annual  fund  operating  expenses        1.39%
Fee  waiver  and/or  expense  reimbursement2     .04%
Net  expenses                                   1.35%

1          Expenses  are  based on estimates for the Fund's current fiscal year.
Management fees include the Subadvisory fees paid by the Advisor, Calvert Asset Management Company, Inc. ("CAMCO" or "Calvert") to the Subadvisor, and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of CAMCO.
2 CAMCO has agreed to limit annual fund operating expenses (net of any expense offset arrangements) through September 30, 2001. The contractual expense cap is shown as "Net expenses," this is the maximum amount of operating expenses that may be charged to the Fund through September 30, 2001. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, taxes and capital items. The Fund has an offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses.

Example
This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The  example  assumes  that:

- You invest $1,000,000 in the Fund for the time periods indicated;
-     Your  investment  has  a  5%  return  each  year;  and
-     The  Fund's  operating  expenses  remain  the  same.

Although your actual costs may be higher or lower, under these assumptions your costs would be as follows if the Class I shares are held for 1, or 3 years:

Number  of  Years  Investment  is  Held
     1  Year     3  Years

     $13,746     43,611

Investment  Practices  and  Related  Risks
On the following pages are brief descriptions of the principal investments and techniques, summarized earlier, along with certain additional investment techniques and their risks. For each of the investment practices listed,we show the principal types of risk involved. (See the following pages for a description of the types of risks).

Investment  Practices

Stocks in General. The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from large and mid-capitalization stocks will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase your tax liability. Risks: Opportunity, Market, Transaction and Tax.

Temporary  Defensive  Positions.
During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive positions, the Fund may not be able to achieve its investment objective Risks:
Opportunity.

Conventional  Securities

Foreign Securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. Risks: Market, Currency, Transaction, Liquidity, Information and Political.
Small Cap Stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds. Such investments are permitted, but not typically used.
Risks:  Credit,  Market,  Interest  Rate,  Liquidity  and  Information.

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research.
Risks:  Credit,  Market,  Interest  Rate,  Liquidity  and  Information.

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.

Initial Public Offerings ("IPOs"). IPOs are newly issued securities that may have volatile prices due to speculation and the lack of any established long term price history. Accordingly, IPOs and other volatile investments may magnify the performance impact when the Fund assets are small or when the Fund contains a significant amount of such investments. Currently, there is no limit on the amount of IPOs that may be purchased by the Fund provided such purchases are within the Portfolio's stated objectives and guidelines. Portfolio performance driven by IPO purchases may not continue if assets grow or IPO Portfolio trading changes. Risks: Market.

Leveraged  derivative  instruments

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks:
Currency,  Leverage,  Correlation,  Liquidity  and  Opportunity.

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Funds will write call options only if they already own the security (if it is "covered").
Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks:
Interest  Rate,  Currency,  Market,  Leverage,  Correlation,  Liquidity  and
Opportunity.

High  Social  Impact  Investments
High Social Impact Investments is a program that targets a percentage of the Fund's assets (up to 1%) to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. The Fund may engage in this program upon reaching $50 million in assets. These types of investments offer a rate of return below the then-prevailing market rate, and are considered illiquid, unrated and may be deemed below-investment grade. They also involve a greater risk of default or price decline than investment grade securities. However, they have a significant social return by making a difference in our local communities. High Social Impact Investments are valued under the direction and control of the Fund's Board.

The Fund has received an exemptive order to permit it to invest those assets allocated for investment in High Social Impact Investments through the purchase of Community Investment Notes from the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from Calvert Group, organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. The Calvert Social Investment Foundation has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets directly in non-profit or not-for-profit community development organizations and community development banks that focus on low income housing, economic development and business development in urban and rural communities.

Special  Equities
The Fund has a Special Equities investment program that allows the Fund to promote especially promising approaches to social goals through privately placed investments. The investments are generally venture capital investments in small, untried enterprises. The Special Equities Committee of the Fund's Board identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk - they are subject to liquidity, information, and, if a debt investment, credit risk. Special Equities are valued under the direction and control of the Fund's Board.

The Fund has additional investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, and reverse repurchase agreements, and securities lending.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI ").


Types  of  Investment  Risk

Correlation  risk
This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit  risk
The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency  risk
Currency risk occurs when a Fund buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values and currency controls imposed by foreign markets can cause investment losses when a Fund's investments are converted to U.S. dollars.

Information  risk
The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest  rate  risk
The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage  risk
The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity  risk
The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management  risk
The risk that a Fund's portfolio management practices might not work to achieve their desired result.

Market  risk
The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity  risk
The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political  risk
The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Transaction  risk
The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Investment  Selection  Process
Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness (a potential company's ability to realize and grow earnings) and social criteria.

Potential investments for the Fund are first selected for financial soundness and then evaluated according to the Fund's social criteria. To the greatest extent possible, the Fund seeks to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria. Investments for the Fund must meet the minimum standards for all its financial and social criteria.

Although the Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, CAMCO and the Subadvisor of the Fund believe there are sufficient investment opportunities to permit full investment among issuers which satisfy the Fund's investment and social objectives.

The selection of an investment by the Fund does not constitute endorsement or validation by the Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially  Responsible  Investment  Criteria
The Fund invests in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. In addition, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations. Those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs. By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

The Fund has developed social investment criteria, detailed below. These criteria represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by CAMCO and the Subadvisor. All social criteria may be changed by the Board of Trustees without shareholder approval.

The  Fund  seeks  to  invest  in  companies  that:

- Deliver safe products and services in ways that sustain our natural environment. For example, the Fund looks for companies that produce energy from renewable resources, while avoiding consistent polluters.

- Manage with participation throughout the organization in defining and achieving objectives. For example, the Fund looks for companies that offer employee stock ownership or profit-sharing plans.

- Negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the EEOC, and provide opportunities for women, disadvantaged minorities, and others for whom equal opportunities have often been denied. For example, the Fund considers both unionized and non-union firms with good labor relations.

- Foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreates a context within which these goals can be realized. For example, the Fund looks for companies with an above average commitment to community affairs and charitable giving.


The Fund will not invest in companies that the Advisor determines to be significantly engaged in:


-     Business  activities  in  support  of  repressive  regimes
-     Production,  or  the  manufacture  of equipment, to produce nuclear energy
-     Manufacture  of  weapon  systems
-     Manufacture  of  alcoholic  beverages  or  tobacco  products
-     Operation  of  gambling  casinos
- A pattern and practice of violating the rights of indigenous people. We urge companies to end negative stereotypes of Native Americans and other indigenous peoples. For example, the Fund objects to the unauthorized use of names and images that portray Native Americans in a negative light, and supports the promotion of positive portrayals of all individuals and ethnic groups.

With respect to U.S. government securities, the Fund invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further or are compatible with the Fund's social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

Shareholder  Advocacy  and  Social  Responsibility
As the Fund's advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. We seek to positively influence corporate behavior through our role as shareholders by pushing companies toward higher standards of social and environmental responsibility. Our activities may include but are not limited to:

Dialogue  with  companies
We regularly initiate dialogue with management as part of our social research process. After the Fund becomes a shareholder, we often continue our dialogue with management through phone calls, letters and in-person meetings. Through our interaction, we learn about management's successes and challenges and press for improvement on issues of concern.

Proxy  voting
As a shareholder in our various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and social responsibility at annual stockholder meetings. We take our voting responsibility seriously and vote all proxies consistent with the financial and social objectives of our Fund.

Shareholder  resolutions
Calvert proposes resolutions on a variety of social issues. We file shareholder resolutions when our dialogue with corporate management proves unsuccessful to encourage a company to take action. In most cases, our efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of our shareholder resolutions resulted in the company's first-ever disclosure of its equal employment policies, programs and workforce demographics.


About  Calvert

Calvert Asset Management Company, Inc.(4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814) ("CAMCO") is the Fund's investment advisor. CAMCO provides the Funds with investment supervision and management and office space; furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees who are affiliated persons of the Advisor. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of September 30, 2000, Calvert had over $6 billion in assets under management.

Subadvisor
Turner Investment Partners, Inc. (1235 Westlakes Drive, Berwyn, Pennsylvania 19312) has managed the Portfolio since inception. It uses a disciplined approach to investing in growth stocks based on the premise that earnings expectations drive stock prices.

Robert Turner is the founder, chairman, and chief investment officer of Turner Investment Partners. He heads the Fund's portfolio management team. A Chartered Financial Analyst, he was previously senior investment manager with Meridian Investment Company.

 The Fund has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Trustees, to enter into and materially amend contracts with the Fund's Subadvisors without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory  Fees
The Fund's advisory agreement provides for the Fund to pay CAMCO a fee of 1.25% of the Fund's average daily net assets.

HOW  TO  OPEN  AN  ACCOUNT

Complete and sign an application for each new account.  Be sure to specify Class
I. All purchases must be made by bankwire in U.S. dollars. For more information and wire instructions, call Calvert Group at 800-327-2109.

Minimum  To  Open  an  Account  $1,000,000

IMPORTANT  -  HOW  SHARES  ARE  PRICED
The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Trustees believes accurately reflects fair value.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). The Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veteran's Day, when the NYSE is open and the Fund is open but purchases cannot be received because the banks and post offices are closed.
WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
Your purchase will be processed at the next NAV calculated after your order is received in good order. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

OTHER  CALVERT  GROUP  FEATURES

For 24 hour performance and account information visit www.calvert.com or call 800-368-2745

TELEPHONE  TRANSACTIONS
You may purchase, redeem, or exchange shares and wire funds by telephone if you have pre-authorized service instructions and established bank instructions on your account, when opened or at a later date by a signature-guaranteed letter. You receive telephone privileges automatically when you open your account unless you instruct us otherwise in writing.

While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Calvert will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any confirmations or account statements that we send to you. Make sure to contact Calvert immediately about any transaction you believe to be unauthorized.

We reserve the right to refuse a telephone redemption if the caller is unable to provide:
-  The  account  number.
-  The  name  and  address  exactly  as  registered  on  the  account.
- The primary Social Security or employer identification number as registered on the account.

Please note that Calvert will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.

EXCHANGES
Calvert Group offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.
Before  you  make  an  exchange,  please  note  the  following:
Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

Shares  may  only  be  exchanged  for  Class  I  shares of another Calvert Fund.

Bank Holidays: On any day Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day) exchange requests into or out of a money market fund will be priced at the next-determined NAV, but will not receive any dividend in the money market fund until the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity (the purchase and sale of securities based on short-term price patterns as well as on asset values).

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

ELECTRONIC  DELIVERY  OF  PROSPECTUSES  AND
SHAREHOLDER  REPORTS
You may request to receive electronic delivery of prospectuses and annual and semi annual reports.

COMBINED  GENERAL  MAILINGS  (Householding)
Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. You may request further grouping of accounts to receive fewer mailings. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

SPECIAL  SERVICES  AND  CHARGES
The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a fee for these special services.

MINIMUM  ACCOUNT  BALANCE
Please maintain a balance in each of your Fund accounts of at least $1,000,000 per Fund. If due to redemptions, the account falls below the minimum, your account may be closed and the proceeds mailed to the address of record. You will be given a notice that your account is below the minimum and will be closed, or moved to Class A (at NAV) after 30 days if the balance is not brought up to the required minimum amount.

DIVIDENDS,  CAPITAL  GAINS  AND  TAXES
The Fund pays dividends from its net investment income annually. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Dividend  payment  options
Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid to you by wire to a predesignated bank account. Dividends and distributions from any Calvert Group Fund may be automatically invested in an identically registered account in the came share class of any other Calvert Group Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Fund in writing to change your payment options.

Buying  a  Dividend
At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date
("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal  Taxes
In January, the Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Fund will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other  Tax  Information
In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer  Identification  Number
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. Calvert Group reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW  TO  SELL  SHARES
You may redeem all or a portion of your shares on any day your Fund is open for business. Your shares will be redeemed at the next NAV calculated after your redemption request is received by the transfer agent in good order (see below). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days to make payment. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Request  in  "Good  Order"
All redemption requests must be received by the transfer agent in "good order." This means that your request must include:

-  The  Fund  name  and  account  number
-  The  amount  of  the  transaction  (in  dollars  or  shares).
- Signatures of all owners exactly as registered on the account (for mail requests).
-  Signature  guarantees  (if  required).*
-  Any  supporting  legal  documentation  that  may  be  required.
-  Any  outstanding  certificates  representing  shares  to  be  redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the next determined share price after the transfer agent has received all required information.

Follow these suggestions to ensure timely processing of your redemption request:

By  Telephone  -  call  800-368-2745
You may redeem shares from your account by telephone and have your money wired to an address or bank you have previously authorized. Class I redemptions must be made by wire.
If you want the money to be wired to a bank not previously authorized, then a voided bank check must be provided. To add instructions to wire to a destination not previously established, or if you would like funds sent to a different address or another person, your letter must be signature guaranteed.

To  Open  an  Institutional  (Class  I)  Account:
800-327-2109


Performance  and  Prices:
www.calvert.com


Service  for  Existing  Accounts:
Shareholders  800-327-2109


TDD  for  Hearing-Impaired:
800-541-1524


Calvert  Office:
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  MD  20814


Registered,  Certified  or
Overnight  Mail:
Calvert  Group
c/o  NFDS
330  West  9th  Street
Kansas  City,  MO  64105


Calvert  Group  Web-Site
www.calvert.com


PRINCIPAL  UNDERWRITER
Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  MD  20814

For investors who want more information about the Fund, the following documents will be available, once filed, free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Fund at:



Calvert  Group
4550  Montgomery  Ave,  Suite  1000N
Bethesda,  MD  20814

Telephone:  1-800-368-2745

Calvert  Group  Web-Site
www.calvert.com

You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission.
You  can  get  text-only  copies:

For a fee, by writing to or calling the Public Reference Section of the Commission, Washington, D.C. 20549-0102. Telephone: 202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov.

Free from the Commission's Internet website at www.sec.gov.

Investment  Company  Act  file:
no.811-  3334